Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal income tax benefit - 21%	$ (500,000)	$ (344,000)
Expiration of net operating loss carryforwards	192,000
Subtotal	(308,000)	(344,000)
Change in valuation allowance	308,000	344,000
Income tax benefit